NOTES PAYABLE	9 Months Ended
Sep. 30, 2021
ENERGY VAULT HOLDINGS, INC
NOTES PAYABLE

7. NOTES PAYABLE

Paycheck Protection Program

In May 2020, the Company received loan proceeds amounting to $220,020 under the Paycheck Protection Program (“PPP”), which was established as part of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act, administered through the Small Business Administration (“SBA”). The PPP provides loans to qualifying businesses in amounts up to 2.5 times their average monthly payroll expenses and was designed to provide a direct financial incentive for qualifying businesses to keep their workforce employed during the Coronavirus crisis. PPP loans are uncollateralized and guaranteed by the SBA and are forgivable after a “covered period” (i.e., eight or twenty-four weeks) as long as the borrower maintains its payroll levels and uses the loan proceeds for eligible expenses, including payroll, benefits, mortgage interest, rent, and utilities. The forgiveness amount will be reduced, if the borrower terminates employees or reduces salaries and wages by more than 25% during the covered period. Any unforgiven portion is payable over 2 years, if issued before or 5 years if issued after June 5, 2020 at an interest rate of 1% per annum, with payments deferred until the SBA remits the borrower’s loan forgiveness amount to the lender, or, if the borrower does not apply for forgiveness, ten months after the end of the covered period. PPP loan terms provide for customary events of default, including payment defaults, breaches of representations and warranties, and insolvency events and may be accelerated upon the occurrence of one or more of these events of default. Additionally, PPP loan terms do not include prepayment penalties.

The management decided not to apply for forgiveness of the PPP loan and repaid the full balance of PPP loan and accrued interest to the relevant authority in September 2021.

Swiss Government COVID-19 Relief Loan

In March 2020, the Company’s wholly owned subsidiary received loan proceeds amounting to $518,645 under the Swiss Government COVID-19 Financial Assistance Program. The note bears no interest and matures 60 months from the date of issuance at which point its due and payable in full and accordingly recorded in the long-term liabilities under Notes payable, net of current portion. The Swiss Government COVID-19 Financial Assistance Program provides loans to qualifying businesses in amounts based on annual turnover and was designed to provide a direct financial incentive for qualifying businesses to keep their workforce employed during the Coronavirus crisis. These loans are uncollateralized and guaranteed by the Canton Government. On September 8, 2021, the Company repaid the full balance of the Swiss Government COVID-19 Relief Loan.